Intangible Assets - Aggregate Amortization Expense (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles	$ 223	$ 274	$ 299
Merchant processing contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles	64	74	90
Core deposit benefits [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles	41	60	81
Trust relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles	34	39	35
Other identified intangibles [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles	$ 84	$ 101	$ 93